Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued Expenses and Other Liabilities
Accrued advertising and marketing expenses	¥ 4,552,069	$ 697,635	¥ 2,411,521
VAT and other tax payable	2,882,177	441,713	1,045,796
Payroll payable	1,806,787	276,902	1,061,228
Account payables	1,137,566	174,340	307,698
Others	814,773	124,871	50,819
Total	¥ 11,193,372	$ 1,715,461	¥ 4,877,062